Capital Structure and Financial Matters	6 Months Ended
Jun. 30, 2023
Capital Structure and Financial Matters
Capital Structure and Financial Matters

Note 8. Capital Structure and Financial Matters

Share Capital – Ordinary Shares

The following are changes in the Company’s share capital for the period ended June 30, 2023:

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2022	24,139,413	24,139
Capital increase at January 4, 2023 (JonesTrading sales agreement)	634,413	634
Capital increase at January 5, 2023 (JonesTrading sales agreement)	94,278	94
Capital increase at January 20, 2023 (JonesTrading sales agreement)	259,407	259
Capital increase at January 24, 2023 (JonesTrading sales agreement)	151,335	151
Capital increase at February 7, 2023 (JonesTrading sales agreement)	96,271	96
Capital increase at February 9, 2023 (JonesTrading sales agreement)	1,003,802	1,004
Capital increase at February 13, 2023 (JonesTrading sales agreement)	42,808	43
Capital increase at March 3, 2023 (JonesTrading sales agreement)	16,280	16
Exercised warrants, May 17, 2023	134,730	135
Exercised warrants, May 24, 2023	51,125	51
Exercised warrants, June 1, 2023	150,000	150
Capital increase at June 5, 2023 (JonesTrading sales agreement)	861,614	862
Exercised warrants, June 30, 2023	4,824	5
Share capital, June 30, 2023	27,640,300	27,639

Lincoln Park Purchase Agreement

On June 7, 2022, the Company entered into the Purchase Agreement, with Lincoln Park, pursuant to which the Company may elect to sell up to $40.0 million in the Company’s ordinary shares, DKK 1 nominal value, represented by ADSs, with each ADS representing one (1) ordinary share of the Company, subject to certain limitations and conditions set forth in the Purchase Agreement. In addition, upon execution of the Purchase Agreement, the Company paid a commitment fee in the form of 428,572 ordinary shares at a price of $2.80 per share, for a total commitment fee of $1.2 million (the “Commitment Fee”). Under the Purchase Agreement, the Company may from time to time, at its discretion, direct Lincoln Park to purchase on any single business day, or a regular purchase, up to 50,000 ordinary shares represented by ADSs which may be increased to 70,000 ordinary shares represented by ADSs under certain circumstances set forth in the Purchase Agreement over the 36 month term of the Purchase Agreement. The purchase price of the ordinary shares represented by ADSs will be based upon the prevailing market price of the ADSs at the time of the purchase without any fixed discount. If the adjusted market price of the ADSs decreases to below $0.50 the Company cannot sell ordinary shares under the purchase agreement with Lincoln Park. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases and additional accelerated purchases under certain circumstances. The Company is not obligated to sell any ordinary shares represented by ADSs pursuant to the Purchase Agreement and will control the timing and amount of any such sales, but in no event will Lincoln Park be required to purchase more than $1.5 million in ordinary shares represented by ADSs in any single regular purchase. The Company cannot sell ordinary shares under this agreement if beneficial ownership by Lincoln Park and its affiliates exceeds 9.99% of the Company’s issued and outstanding ADSs.

On July 7, 2022, the Company filed a “selling shareholder” registration statement with the U.S. Securities and Exchange Commission (“SEC”) related to the Purchase Agreement with Lincoln Park as the selling shareholder, through which the Company registered 4,649,250 ordinary shares represented by ADSs for resale to the public by Lincoln Park. Each ADS represents one ordinary share. The Company will not receive any proceeds from the resale of ADSs by Lincoln Park, however, assuming that the Company sells the full amount of its ordinary shares represented by ADSs to Lincoln Park, under the Purchase Agreement the Company may receive up to $40.0 million in aggregate proceeds.

As of June 30, 2023, the Company had issued 428,572 ordinary shares represented by ADSs to Lincoln Park. Such shares were issued to Lincoln Park as payment of the Commitment Fee in consideration for Lincoln Park’s commitment to purchase our ordinary shares represented by ADSs under the Purchase Agreement.

JonesTrading Sales Agreement

On October 3, 2022 the Company entered into an At-The-Market Issuance Sales Agreement with JonesTrading Institutional Services LLC (“JonesTrading”) under which the Company could sell up to an aggregate of $14.4 million of its ordinary shares represented by ADSs. The Company agreed to pay JonesTrading commission equal to 3% of the gross proceeds of the sales price of all ADSs sold through them as sales agent under the Sales Agreement. The offering of the Company’s ADSs pursuant to the Sales Agreement will terminate on the earliest of (1) the sale of all of the ordinary shares subject to the Sales Agreement, or (2) termination of the Sales Agreement by the Company or JonesTrading. The Company and JonesTrading may terminate the sales agreement at any time upon ten days prior notice. JonesTrading may terminate the Sales Agreement at any time in certain circumstances, including the occurrence of a material adverse change that, in their judgment, may make it impracticable or inadvisable to market or sell the Company’s ADSs or a suspension or limitation of trading the Company’s ADSs on The NASDAQ Capital Market.

During the period between October 13, 2022 and December 29, 2022 the Company sold 118,852 ordinary shares represented by ADSs, DKK 1 nominal value, with each ordinary share represented by one ADSs, at a volume weighted average price (VWAP) of $2.74 per ADS. The ordinary shares represented by ADSs were sold pursuant to the Sales Agreement with JonesTrading dated October 3, 2022. After deducting fees and expenses, total proceeds from the sales of the ordinary shares represented by ADSs were approximately $0.3 million. In connection with such sales, the Company registered aggregate share capital increases of nominal DKK 118,852 with the Danish Business Authority.

During the period between January 1, 2023 and June 30, 2023 the Company sold 3,160,208 ordinary shares represented by ADSs, DKK 1 nominal value with each ordinary share represented by one ADSs, at a VWAP of $1.84 per ADS. The ordinary shares represented by ADSs were sold pursuant to the Sales Agreement with JonesTrading dated October 3, 2022. Gross proceeds from the sale of ordinary shares represented by ADSs were approximately $6.0 million. In connection with the sale, the Company registered aggregate share capital increase of nominal DKK 3,160,208. The value of the remaining number of shares under the agreement with JonesTrading amounts to approximately $3.5 million.